SUPPLEMENTAL FINANCIAL INFORMATION (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	$ (2,235)	$ (3,764)
Mining, Other Development Expense
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(3)	(3)
Milling, Conversion Expense
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(1,730)	(3,165)
Cost of Services
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(192)	(248)
Exploration and Evaluation
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(184)	(221)
General and Administrative
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	$ (126)	$ (127)